Leases - Summary of gross investment and present value of minimum lease payment of finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	₩ 2,402,502	₩ 2,283,180
Unrealized interest income	259,498	251,717
Present value of minimum lease payment	2,143,004	2,031,463
Less than 1 year [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	718,515	655,270
Unrealized interest income	119,989	116,496
Present value of minimum lease payment	598,526	538,774
1~2 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	641,935	580,993
Unrealized interest income	73,116	75,359
Present value of minimum lease payment	568,819	505,634
2~3 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	442,923	520,285
Unrealized interest income	40,645	36,203
Present value of minimum lease payment	402,278	484,082
3~4 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	351,421	305,670
Unrealized interest income	16,236	13,301
Present value of minimum lease payment	335,185	292,369
4~5 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	243,782	217,104
Unrealized interest income	9,503	10,347
Present value of minimum lease payment	234,279	206,757
Later than 5 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	3,926	3,858
Unrealized interest income	9	11
Present value of minimum lease payment	₩ 3,917	₩ 3,847